11. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	Deferred Tax Assets (Liabilities)

	2012	2011
Insurance Commissions ................................	$ (5,376,504)	$ (4,996,555)
Unearned Premium Reserves ........................	2,001,212	1,867,608
Unrealized Gain on
Marketable Debt Securities .......................	(732,325)	(631,466)
Other ................................................................	(89,741)	(113,557)
	$ (4,197,358)	$ (3,873.970)